Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Low Volatility Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MLV-NPRT3-0924
1.9892173.105
Common Stocks - 98.8%
	Shares	Value ($)
Brazil - 1.4%
Rumo SA	7,451,700	29,181,538
Telefonica Brasil SA	2,481,400	21,281,740
TOTAL BRAZIL		50,463,278
Chile - 0.8%
Banco de Chile	238,637,134	28,429,964
China - 16.3%
Agricultural Bank of China Ltd. (H Shares)	118,293,000	52,992,890
Bank of China Ltd. (H Shares)	115,573,000	51,478,531
Bank of Communications Co. Ltd. (H Shares)	72,730,000	52,875,250
CGN Power Co. Ltd. (H Shares) (a)	75,832,000	30,962,335
China CITIC Bank Corp. Ltd. (H Shares)	64,911,000	38,882,544
China Construction Bank Corp. (H Shares)	78,401,000	54,890,785
China Minsheng Banking Corp. Ltd. (H Shares)	46,999,000	16,663,219
China Railway Group Ltd. (H Shares)	30,084,000	14,670,708
China Resources Power Holdings Co. Ltd.	2,291,000	6,304,550
China Shenhua Energy Co. Ltd. (H Shares)	12,337,000	51,398,574
China Tower Corp. Ltd. (H Shares) (a)	198,800,000	24,427,450
Hengan International Group Co. Ltd.	4,540,500	14,180,254
Industrial & Commercial Bank of China Ltd. (H Shares)	95,082,000	52,817,586
PetroChina Co. Ltd. (H Shares)	56,648,000	49,376,717
PICC Property & Casualty Co. Ltd. (H Shares)	15,504,000	20,320,493
Postal Savings Bank of China Co. Ltd. (H Shares) (a)	53,951,000	28,864,650
Want Want China Holdings Ltd.	35,509,000	21,315,808
Yum China Holdings, Inc.	246,691	7,459,936
TOTAL CHINA		589,882,280
India - 22.9%
Bharti Airtel Ltd.	3,288,034	58,573,940
Cipla Ltd./India	2,392,113	44,120,831
Crompton Greaves Consumer Electricals Ltd.	4,577,567	24,678,945
Dr. Reddy's Laboratories Ltd.	682,961	55,063,291
FSN E-Commerce Ventures Ltd. (b)	8,370,717	19,294,245
HCL Technologies Ltd.	2,698,413	52,938,369
Hindustan Unilever Ltd.	1,719,362	55,560,898
Infosys Ltd.	2,660,580	58,998,528
Jubilant Foodworks Ltd.	2,736,480	19,570,611
MRF Ltd.	17,285	29,366,290
Nestle India Ltd.	1,710,136	50,170,822
Pidilite Industries Ltd.	1,091,008	41,520,115
Power Grid Corp. of India Ltd.	13,701,276	56,979,693
Sona Blw Precision Forgings Ltd. (a)	2,935,253	23,812,528
Sun Pharmaceutical Industries Ltd.	1,322,295	27,153,322
Tata Consultancy Services Ltd.	1,111,528	58,217,693
Tech Mahindra Ltd.	2,663,637	49,450,211
Titan Co. Ltd.	376,498	15,553,827
Tvs Motor Co. Ltd.	1,698,501	51,343,831
Wipro Ltd.	6,138,984	38,310,225
TOTAL INDIA		830,678,215
Indonesia - 2.0%
PT Bank Central Asia Tbk	77,496,300	48,971,370
PT Telkom Indonesia Persero Tbk	139,593,700	24,792,459
TOTAL INDONESIA		73,763,829
Korea (South) - 7.4%
Coway Co. Ltd.	385,214	17,520,081
Db Insurance Co. Ltd.	290,123	23,404,019
Hankook Tire Co. Ltd.	531,444	17,323,075
Hyundai Mobis	279,982	45,069,705
Industrial Bank of Korea	2,160,122	22,077,624
KT&G Corp.	717,649	48,880,961
NCSOFT Corp.	113,023	14,464,211
Samsung Electronics Co. Ltd.	774,329	47,427,856
Samsung SDS Co. Ltd.	282,170	30,404,874
SK Hynix, Inc.	22,680	3,222,047
TOTAL KOREA (SOUTH)		269,794,453
Kuwait - 2.2%
Boubyan Bank KSC	4,860,022	9,419,326
Mobile Telecommunication Co.	14,851,051	22,122,207
National Bank of Kuwait	16,034,184	47,506,749
TOTAL KUWAIT		79,048,282
Malaysia - 4.8%
CelcomDigi Bhd	19,260,800	15,930,143
IHH Healthcare Bhd	21,426,600	29,380,255
Malayan Banking Bhd	8,177,816	18,190,724
MISC Bhd	9,575,200	18,318,861
Petronas Gas Bhd	2,948,200	11,678,581
PPB Group Bhd	3,352,400	10,813,487
Public Bank Bhd	15,928,900	14,595,858
Tenaga Nasional Bhd	18,011,100	55,195,623
TOTAL MALAYSIA		174,103,532
Mexico - 0.4%
Kimberly-Clark de Mexico SA de CV Series A	7,280,000	12,949,342
Philippines - 1.6%
Bank of the Philippine Islands (BPI)	11,505,033	23,923,211
BDO Unibank, Inc.	4,798,952	11,270,360
Manila Electric Co.	904,850	6,049,396
PLDT, Inc.	598,740	15,549,689
TOTAL PHILIPPINES		56,792,656
Qatar - 2.5%
Masraf al Rayan	6,561,453	4,198,897
Qatar Electricity & Water Co.	2,004,069	8,465,416
Qatar Islamic Bank	6,584,411	35,625,624
Qatar National Bank SAQ	8,134,236	34,158,876
The Commercial Bank of Qatar	8,294,949	9,520,624
TOTAL QATAR		91,969,437
Russia - 0.0%
PhosAgro PJSC (b)(c)	1,400	94
PhosAgro PJSC:
GDR (Reg. S) (b)(c)	586,072	12,020
sponsored GDR (Reg. S) (b)(c)	3,774	77
TOTAL RUSSIA		12,191
Saudi Arabia - 7.9%
Alinma Bank	5,517,186	47,644,347
Almarai Co. Ltd.	1,644,564	26,475,030
Arabian Internet and Communications Services Co. Ltd.	63,525	4,974,452
Etihad Etisalat Co.	648,078	8,982,131
Jarir Marketing Co.	4,204,358	14,545,315
Mouwasat Medical Services Co.	672,126	21,604,626
Sabic Agriculture-Nutrients Co.	796,006	24,950,107
Saudi Aramco Base Oil Co. - Luberef	361,982	12,542,355
Saudi Basic Industries Corp.	1,995,216	41,904,907
Saudi Electricity Co.	5,660,532	25,768,780
Saudi Telecom Co.	5,173,653	53,089,272
Yanbu National Petrochemical Co.	202,642	2,184,725
TOTAL SAUDI ARABIA		284,666,047
Taiwan - 22.7%
Asia Cement Corp.	5,053,000	6,411,623
ASUSTeK Computer, Inc.	3,595,000	50,635,398
Catcher Technology Co. Ltd.	3,037,000	19,868,790
Chang Hwa Commercial Bank	51,241,869	29,434,961
Chicony Electronics Co. Ltd.	4,837,000	23,151,205
Chunghwa Telecom Co. Ltd.	13,493,000	50,216,574
Compal Electronics, Inc.	29,621,000	28,825,704
Far Eastern International Bank	26,921,000	12,718,163
Far EasTone Telecommunications Co. Ltd.	10,313,000	27,286,334
Formosa Petrochemical Corp.	10,884,000	21,448,529
Formosa Plastics Corp.	10,961,000	19,439,752
Highwealth Construction Corp.	11,181,900	21,990,527
Inventec Corp.	22,317,000	33,145,766
Lite-On Technology Corp.	11,277,000	34,639,257
Lotes Co. Ltd.	401,000	17,349,118
Mega Financial Holding Co. Ltd.	39,803,687	52,715,138
Pegatron Corp.	14,669,000	45,512,349
President Chain Store Corp.	4,014,000	34,148,085
Quanta Computer, Inc.	2,166,000	18,534,416
Sinopac Financial Holdings Co.	53,823,344	44,004,084
Synnex Technology International Corp.	9,064,000	19,775,991
Taichung Commercial Bank Co. Ltd.	27,227,904	14,865,480
Taiwan Cooperative Financial Holding Co. Ltd.	50,592,723	41,666,516
Taiwan High Speed Rail Corp.	2,509,000	2,288,319
Taiwan Mobile Co. Ltd.	13,045,000	42,149,166
The Shanghai Commercial & Savings Bank Ltd.	18,977,080	24,282,011
Uni-President Enterprises Corp.	21,861,000	56,426,207
WPG Holding Co. Ltd.	12,006,000	31,775,815
TOTAL TAIWAN		824,705,278
Thailand - 2.2%
Advanced Info Service PCL (For. Reg.)	7,352,700	48,400,923
Advanced Information Service PCL NVDR	303,900	2,000,495
Bangkok Bank PCL (For. Reg.)	3,067,500	11,822,139
Bangkok Dusit Medical Services PCL (For. Reg.)	25,632,200	18,928,061
TOTAL THAILAND		81,151,618
United Arab Emirates - 3.7%
Abu Dhabi National Oil Co. for Distribution PJSC	20,557,055	19,980,856
Dubai Electricity & Water Authority PJSC	64,352,527	41,699,183
Dubai Islamic Bank Pakistan Ltd.	20,709,317	32,984,251
Emirates Telecommunications Corp.	5,731,795	25,561,688
Salik Co. PJSC	13,406,771	12,300,962
TOTAL UNITED ARAB EMIRATES		132,526,940
TOTAL COMMON STOCKS (Cost $3,075,894,109)		3,580,937,342

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $1,297,022)	1,301,000	1,296,997

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $37,363,677)	37,356,206	37,363,677

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,114,554,808)	3,619,598,016
NET OTHER ASSETS (LIABILITIES) - 0.1% (g)	5,106,594
NET ASSETS - 100.0%	3,624,704,610

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	807	Sep 2024	44,243,775	316,576	316,576

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,066,963 or 3.0% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,296,997.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Includes $29,869 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	22,637,413	461,497,469	446,771,174	1,354,381	(31)	-	37,363,677	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	4,428,000	572,907	5,000,907	357	-	-	-	0.0%
Total	27,065,413	462,070,376	451,772,081	1,354,738	(31)	-	37,363,677

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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